Computation of EPS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income available to common shareholders	$ 2,259	$ 1,936	$ 1,983
Weighted average number of common shares (in shares)	804,680	748,010	718,140
Effect of dilutive outstanding equity-based awards (in shares)	10,236	9,755	10,232
Weighted average number of diluted common shares (in shares)	814,916	757,765	728,372
Basic EPS (in usd per share)	$ 2.81	$ 2.59	$ 2.76
Diluted EPS (in usd per share)	$ 2.77	$ 2.56	$ 2.72
Anti-dilutive awards (in shares)	5,609	8,620	14,333